Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 72,169	$ 78,150
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	68,857	71,896
Lease liabilities	1,748	2,126
Unsecured other loans	100	119
Secured bank loans	16	23
Non-current interest-bearing loans and borrowings	70,720	74,163
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	627	2,514
Lease liabilities	556	703
Secured bank loans	3	392
Unsecured bank loans	94	182
Unsecured other loans	169	196
Current interest-bearing loans and borrowings	$ 1,449	$ 3,987